Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
January 31, 2026 (Unaudited)

PREFERRED STOCKS - 76.4%	Shares	Value
Banks - 40.3% (a)
Bank of America Corp.	–	$–
Series 02, 4.73% (3 mo. Term SOFR + 0.91%), Perpetual (b)	13,132	258,438
Series 4, 4.83% (3 mo. Term SOFR + 1.01%), Perpetual (b)	12,181	255,557
Series 5, 4.63% (3 mo. Term SOFR + 0.76%), Perpetual (b)	12,586	249,203
Series E, 4.46% (3 mo. Term SOFR + 0.61%), Perpetual (b)	12,859	259,366
Series GG, 6.00%, Perpetual (b)(c)	9,657	243,067
Series HH, 5.88%, Perpetual (b)(c)	9,882	247,149
Series KK, 5.38%, Perpetual (b)(c)	11,023	250,553
Series LL, 5.00%, Perpetual (b)(c)	11,676	248,582
Series NN, 4.38%, Perpetual (b)	13,363	243,875
Series PP, 4.13%, Perpetual (b)	14,118	243,959
Series QQ, 4.25%, Perpetual (b)	13,742	242,821
Series SS, 4.75%, Perpetual (b)(c)	12,311	244,373
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual (b)	113,405	2,921,313
Cullen/Frost Bankers, Inc., Series B, 4.45%, Perpetual (b)	167,559	2,961,605
JPMorgan Chase & Co.	–	$–
Series DD, 5.75%, Perpetual (b)(c)	19,454	486,350
Series EE, 6.00%, Perpetual (b)	19,284	484,607
Series GG, 4.75%, Perpetual (b)	23,953	487,444
Series JJ, 4.55%, Perpetual (b)	24,990	489,054
Series LL, 4.63%, Perpetual (b)	24,684	491,212
Series MM, 4.20%, Perpetual (b)	26,535	493,020
Morgan Stanley	–	$–
Series A, 4.63% (3 mo. Term SOFR + 0.96%), Perpetual (b)	16,746	341,618
Series E, 7.13% (3 mo. LIBOR USD + 4.32%), Perpetual (b)(d)	12,801	326,938
Series F, 6.88% (3 mo. LIBOR USD + 3.94%), Perpetual (b)(d)	12,871	324,993
Series I, 6.38% (3 mo. LIBOR USD + 3.71%), Perpetual (b)(d)	12,928	326,691
Series K, 5.85% (3 mo. LIBOR USD + 3.49%), Perpetual (b)(d)	13,181	324,516
Series L, 4.88%, Perpetual (b)(c)	15,812	330,471
Series O, 4.25%, Perpetual (b)(c)	18,322	327,048
Series P, 6.50%, Perpetual (b)	12,690	323,087
Series Q, 6.63%, Perpetual (b)	12,369	324,315
Northern Trust Corp., Series E, 4.70%, Perpetual (b)	149,785	2,946,271
State Street Corp., Series G, 5.35% (3 mo. LIBOR USD + 3.71%), Perpetual (b)(c)(d)	129,570	3,035,825
Truist Financial Corp.	–	$–
Series I, 4.45%, Perpetual (b)(c)	49,020	978,439
Series O, 5.25%, Perpetual (b)(c)	44,993	1,001,094
Series R, 4.75%, Perpetual (b)(c)	50,501	990,830
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual (b)	107,734	2,918,514
US Bancorp	–	$–
Series B*, 4.53% (3 mo. Term SOFR + 0.86%), Perpetual (b)	32,592	630,003
Series K, 5.50%, Perpetual (b)(c)	25,856	607,357
Series L, 3.75%, Perpetual (b)	37,949	586,691
Series M, 4.00%, Perpetual (b)(c)	35,604	586,754
Series O, 4.50%, Perpetual (b)	32,035	592,007
		29,625,010

Diversified Financial Services - 7.9%
Charles Schwab Corp.	–	$–
Series D, 5.95%, Perpetual (b)(c)	58,176	1,473,598
Series J, 4.45%, Perpetual (b)(c)	77,610	1,480,799
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual (b)	117,623	2,867,649
		5,822,046

Insurance - 28.2% (a)
Arch Capital Group Ltd.	–	$–
Series F, 5.45%, Perpetual (b)	71,752	1,519,707
Series G, 4.55%, Perpetual (b)	87,090	1,550,202
Athene Holding Ltd.	–	$–
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR USD + 4.25%, Perpetual (b)(d)	29,562	732,546
Series B, 5.63%, Perpetual (b)	36,179	718,153
Series D, 4.88%, Perpetual (b)	42,701	724,636
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual (b)	28,307	732,019
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual (b)	145,879	2,959,885
Equitable Holdings, Inc.	–	$–
Series A, 5.25%, Perpetual (b)	72,000	1,507,680
Series C, 4.30%, Perpetual (b)	89,393	1,489,287
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual (b)	116,213	2,919,271
MetLife, Inc.	–	$–
Series A, 4.98% (3 mo. Term SOFR + 1.26%), Perpetual (b)	44,849	976,811
Series E, 5.63%, Perpetual (b)	40,825	983,066
Series F, 4.75%, Perpetual (b)	49,144	982,880
RenaissanceRe Holdings Ltd.	–	$–
Series F, 5.75%, Perpetual (b)	65,930	1,474,195
Series G, 4.20%, Perpetual (b)	92,168	1,489,435
		20,759,773
TOTAL PREFERRED STOCKS (Cost $63,961,630)		56,206,829

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 12.0%	Shares	Value
REITS - 12.0%
Agree Realty Corp., Series A, 4.25%, Perpetual	169,908	2,925,816
Kimco Realty Corp.	–	$–
Series L, 5.13%, Perpetual	72,001	1,452,980
Series M, 5.25%, Perpetual	70,432	1,453,717
Public Storage	–	$–
Series F, 5.15%, Perpetual	11,739	249,571
Series G, 5.05%, Perpetual	12,024	256,953
Series H, 5.60%, Perpetual	10,604	249,830
Series I, 4.88%, Perpetual	12,553	249,303
Series J, 4.70%, Perpetual	12,990	247,719
Series K, 4.75%, Perpetual	12,758	248,398
Series L, 4.63%, Perpetual	13,104	250,155
Series N, 3.88%, Perpetual	15,710	246,333
Series O, 3.90%, Perpetual (c)	15,490	245,671
Series P, 4.00%, Perpetual	15,237	247,144
Series R, 4.00%, Perpetual	15,189	246,518
Series S, 4.10%, Perpetual	14,909	247,489
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $10,940,931)		8,817,597

CONVERTIBLE PREFERRED STOCKS - 11.1%	Shares	Value
Diversified Financial Services - 7.4%
Apollo Global Management, Inc., 6.75%, 07/31/2026 (b)	38,517	2,671,924
Ares Management Corp., Series B, 6.75%, 10/01/2027 (b)	57,715	2,760,509
		5,432,433

Private Equity - 3.7%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028 (b)(c)	56,111	2,746,072
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,392,713)		8,178,505

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (e)	5,206,883	5,206,883
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,206,883)		5,206,883

TOTAL INVESTMENTS - 106.6% (Cost $89,572,672)		78,409,814
Money Market Deposit Account - 0.8% (f)		597,899
Liabilities in Excess of Other Assets - (7.4)%		(5,456,630)
TOTAL NET ASSETS - 100.0%		$73,551,083

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $5,050,256.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Innovator S&P Investment Grade Preferred ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$56,206,829	$–	$–	$56,206,829
Real Estate Investment Trusts - Preferred	8,817,597	–	–	8,817,597
Convertible Preferred Stocks	8,178,505	–	–	8,178,505
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,206,883
Total Investments	$73,202,931	$–	$–	$78,409,814

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,206,883 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2026 (% of Net Assets)

Preferred Stocks	$56,206,829	76.4%
Real Estate Investment Trusts - Preferred	8,817,597	12.0
Convertible Preferred Stocks	8,178,505	11.1
Investments Purchased with Proceeds from Securities Lending	5,206,883	7.1
Money Market Deposit Account	597,899	0.8
Liabilities in Excess of Other Assets	(5,456,630)	(7.4)
	$73,551,083	100.0%